Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory [Abstract]
Schedule of inventory
	March 31, 2017	December 31, 2016
Raw materials	$220	$326
Work in process	7	238
Finished goods	555	497
Total Inventory	$782	$1,061

	December 31, 2016	December 31, 2015
Raw materials	$326	$153
Work in process	238	64
Finished goods	497	538
Total Inventory	$1,061	$755